FAIR VALUES - Schedule of Financial Instruments Measured at Fair Value (Detail) - ARS ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Total Assets	$ 22,975,396,896	$ 20,593,625,497
Total Liabilities	(18,536,119,437)	(16,527,246,046)
Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Total Assets	2,608,108,340
Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Total Assets	483,111,128
Loans and Other Financing
Disclosure of fair value measurement of assets [line items]
Total Assets	8,694,798,958
Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Total Assets	562,480,805
Level 1
Disclosure of fair value measurement of assets [line items]
Total Assets	2,221,342,478	1,378,835,206
Total Liabilities	(5,357,923)	(99,752,488)
Total	2,215,984,555	1,279,082,718
Level 1 | Liabilities at Fair Value through Profit or Loss
Disclosure of fair value measurement of assets [line items]
Total Liabilities	(5,357,923)	(99,752,488)
Level 1 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Total Liabilities	0	0
Level 1 | Argentine Central Bank's Bills
Disclosure of fair value measurement of assets [line items]
Total Assets	97,886,162	0
Level 1 | Government Securities
Disclosure of fair value measurement of assets [line items]
Total Assets	620,296,290	1,152,833,833
Level 1 | Corporate Securities
Disclosure of fair value measurement of assets [line items]
Total Assets	21,399,968	50,881,503
Level 1 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Total Assets	0	41,638
Level 1 | Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Total Assets	656,027,979	20,872,896
Level 1 | Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Total Assets	135,469,352	99,337,659
Level 1 | Loans and Other Financing
Disclosure of fair value measurement of assets [line items]
Total Assets	32,898,018	0
Level 1 | Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Total Assets	651,201,022	49,405,378
Level 1 | Investments in Equity Instruments
Disclosure of fair value measurement of assets [line items]
Total Assets	6,163,687	5,462,299
Level 2
Disclosure of fair value measurement of assets [line items]
Total Assets	344,559,802	96,101,918
Total Liabilities	(29,212,121)	(24,670,981)
Total	315,347,681	71,430,937
Level 2 | Liabilities at Fair Value through Profit or Loss
Disclosure of fair value measurement of assets [line items]
Total Liabilities	0	0
Level 2 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Total Liabilities	(29,212,121)	(24,670,981)
Level 2 | Argentine Central Bank's Bills
Disclosure of fair value measurement of assets [line items]
Total Assets	333,331,534	0
Level 2 | Government Securities
Disclosure of fair value measurement of assets [line items]
Total Assets	4,335,892	1,879,474
Level 2 | Corporate Securities
Disclosure of fair value measurement of assets [line items]
Total Assets	337,832	961,239
Level 2 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Total Assets	6,523,967	71,096,852
Level 2 | Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Total Assets	0	22,120,930
Level 2 | Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Total Assets	30,577	43,423
Level 2 | Loans and Other Financing
Disclosure of fair value measurement of assets [line items]
Total Assets	0	0
Level 2 | Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Total Assets	0	0
Level 2 | Investments in Equity Instruments
Disclosure of fair value measurement of assets [line items]
Total Assets	0	0
Level 3
Disclosure of fair value measurement of assets [line items]
Total Assets	35,157,889	14,465,378	$ 14,465,378	$ 17,294,859
Total Liabilities	0	0
Total	35,157,889	14,465,378
Level 3 | Liabilities at Fair Value through Profit or Loss
Disclosure of fair value measurement of assets [line items]
Total Liabilities	0	0
Level 3 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Total Liabilities	0	0
Level 3 | Argentine Central Bank's Bills
Disclosure of fair value measurement of assets [line items]
Total Assets	0	0
Level 3 | Government Securities
Disclosure of fair value measurement of assets [line items]
Total Assets	16,327,615	0	0	0
Level 3 | Corporate Securities
Disclosure of fair value measurement of assets [line items]
Total Assets	1,974,385	500,278	500,278	3,921,594
Level 3 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Total Assets	0	0
Level 3 | Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Total Assets	0	0
Level 3 | Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Total Assets	101,170	0
Level 3 | Loans and Other Financing
Disclosure of fair value measurement of assets [line items]
Total Assets	0	0
Level 3 | Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Total Assets	0	0
Level 3 | Investments in Equity Instruments
Disclosure of fair value measurement of assets [line items]
Total Assets	$ 16,754,719	$ 13,965,100	$ 13,965,100	$ 13,373,265